Note P - Regulatory Matters (Details Textual) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2017	Jan. 01, 2017	Jan. 01, 2016	Dec. 31, 2014
Common Equity Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted		4.50%
Capital Conservation Buffer			1.25%
Capital Conservation Buffer Phase In Amount				0.625%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		6.00%			4.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		4.00%
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments		$ 5,162
Scenario, Forecast [Member]
Capital Conservation Buffer	2.50%